Earnings Per Share	9 Months Ended	12 Months Ended
	Sep. 30, 2014	Dec. 31, 2013
Earnings Per Share [Abstract]
Earnings Per Share

14. Earnings Per Share

We use the two-class method of calculating earnings per share (“EPS”) as our non-vested restricted stock awards have non-forfeitable rights to dividends, and accordingly represent a participating security. The two-class method is an earnings allocation method under which EPS is calculated for each class of common stock and participating security considering both dividends declared (or accumulated) and participation rights in undistributed earnings as if all such earnings had been distributed during the period.

For purposes of determining weighted average shares outstanding for the three and nine months ended September 30, 2013, the 5.0 million shares that were issued to our outstanding membership interests upon conversion of the Company from a Colorado limited liability company to a Delaware corporation, are reflected as outstanding at the beginning of the period presented.

The following table sets forth the computation of basic and diluted earnings per share for the three and nine months ended September 30, 2014 and 2013 (in thousands, except share and per share information):

	Three Months Ended		Nine Months Ended
	September 30,		September 30,
	2014	2013	2014	2013
Numerator
Net income	$4,127	$2,438	$12,834	$9,381
Less: Net income attributable to the noncontrolling interests	—	—	—	(52)
Less: Undistributed earnings allocated to participating securities	(70)	(23)	(179)	(69)
Numerator for basic and diluted EPS	$4,057	$2,415	$12,655	$9,260
Denominator
Basic and diluted earnings per share—weighted average shares	21,113,708	17,075,000	18,635,986	11,457,692
Basic and diluted EPS	$0.19	$0.14	$0.68	$0.81

17. Earnings Per Share

We use the two-class method of calculating earnings per share (EPS) as our non-vested restricted stock awards have non-forfeitable rights to dividends, and accordingly represent a participating security.  The two-class method is an earnings allocation method under which EPS is calculated for each class of common stock and participating security considering both dividends declared (or accumulated) and participation rights in undistributed earnings as if all such earnings had been distributed during the period.

For purposes of determining weighted average shares outstanding, the 5.0 million shares that were issued to our outstanding membership interests upon conversion of the Company from a limited liability company to a Delaware corporation, are reflected as outstanding at the beginning of the period presented.

The following table sets forth the computation of basic and diluted earnings per share for the year ended December 31, 2013 (in thousands except share and per share information):

Year Ended
December 31,
2013
Numerator
Net income	$12,431
Less: Net income attributable to the non-controlling interest	(52)
Less: Undistributed earnings allocated to participating securities	(104)
Numerator for basic and diluted EPS	$12,275
Denominator
Basic and diluted earnings per share—weighted average shares	12,873,562
Basic and diluted EPS	$0.95